PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [text block]

						Group
	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total(1)
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2024	924	890	75	635	268	2,792
Additions	35	47	4	304	21	411
Disposals	(20)	(41)	(60)	(223)	(14)	(358)
Other	8	8	1	—	—	17
At 31 December 2024	947	904	20	716	275	2,862
Accumulated depreciation:
At 1 January 2024	227	662	69	147	175	1,280
Charge for the year	21	62	1	75	19	178
Impairment during the year	(5)	(3)	—	—	—	(8)
Disposals	(12)	(34)	(60)	(80)	—	(186)
Other	7	7	—	—	—	14
At 31 December 2024	238	694	10	142	194	1,278
Carrying amount	709	210	10	574	81	1,584

Cost:
At 1 January 2023	893	831	79	722	272	2,797
Additions	89	88	1	85	31	294
Reclassification from assets held for sale	8	—	—	—	—	8
Disposals	(66)	(29)	(5)	(172)	(35)	(307)
At 31 December 2023	924	890	75	635	268	2,792
Accumulated depreciation:
At 1 January 2023	271	625	73	145	157	1,271
Charge for the year	17	63	1	64	30	175
Impairment during the year	—	—	—	—	(11)	(11)
Reclassification from assets held for sale	—	—	—	—	—	—
Disposals	(61)	(26)	(5)	(62)	(1)	(155)
At 31 December 2023	227	662	69	147	175	1,280
Carrying amount	697	228	6	488	93	1,512
(1)Property, plant and equipment includes investment properties of £16m (2023: £17m).